Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share[Abstract]
Schedule Of Computation Of Earnings Per Share

		Net Income
For the Years Ended December 31,		Net Income	Shares	Earnings per Share
2018
	Earnings	$205,544	16,059	$12.80
	Dilutive stock options	-	650
	Nonvested stock awards	-	94
	Diluted earnings	$205,544	16,803	$12.23

2017
	Earnings	$98,177	16,057	$6.11
	Dilutive stock options	-	596
	Nonvested stock awards	-	89
	Diluted earnings	$98,177	16,742	$5.86

2016
	Earnings	$108,743	16,383	$6.64
	Dilutive stock options	-	296
	Nonvested stock awards	-	110
	Diluted earnings	$108,743	16,789	$6.48